Annual Total Returns [BarChart] - First Trust Mid Cap Value AlphaDEX Fund - First Trust Mid Cap Value AlphaDEX Fund	Dec. 01, 2021
Bar Chart Table:
2012	17.38%
2013	37.85%
2014	5.57%
2015	(13.11%)
2016	26.29%
2017	11.44%
2018	(14.45%)
2019	20.65%
2020	0.94%